Plant and Equipment, Net - Schedule of Plant and Equipment, Net (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	$ 60,781,513	$ 7,824,905	$ 54,211,581
Less: accumulated depreciation	(38,080,729)	(4,902,446)	(38,394,413)
Plant and equipment, net	22,700,784	2,922,459	15,817,168
Plant machineries [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	56,914,817	7,327,113	50,720,277
Motor vehicles [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	2,045,015	263,272	1,855,024
Office equipment [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	$ 1,821,681	$ 234,520	$ 1,636,280